PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Summary of Pre-Tax losses Included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension benefits
Summary of the pre-tax losses included in AOCI
Actuarial loss (gain)	$ 811	$ 1,025
Prior service credit and transition obligation	(9)	(9)
Total pre-tax loss (gain) recognized in AOCI	802	1,016
OPEB
Summary of the pre-tax losses included in AOCI
Actuarial loss (gain)	(23)	(41)
Prior service credit and transition obligation	(45)	(59)
Total pre-tax loss (gain) recognized in AOCI	$ (68)	$ (100)